Schedule 12 - Data Integrity - Current Life Expectancy Set-Aside (LESA)

Unique ID	Customer Loan ID	Servicer Loan ID	Seller Loan ID	Investor Loan ID	Current Life Expectancy Set-Aside (Tape)	Current Life Expectancy Set-Aside (Audit)	Variance	Comment
961440777	XXX	XXX	XXX	XXX	$0.83	$0.83	$0.00	No Variance Found